UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/17 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and defense (4.5%)

L3 Technologies, Inc.	287,237	$48,347,732

Northrop Grumman Corp.	794,590	196,335,243

Raytheon Co.	340,000	52,411,000

		297,093,975
Airlines (1.0%)

Southwest Airlines Co.	1,193,000	68,955,400

		68,955,400
Auto components (0.7%)

Delphi Automotive PLC (United Kingdom)	647,500	49,294,175

		49,294,175
Automobiles (0.7%)

General Motors Co.	1,393,300	51,329,172

		51,329,172
Banks (11.8%)

Bank of America Corp.	6,781,800	167,374,824

Citigroup, Inc.	2,779,723	166,255,233

JPMorgan Chase & Co.	2,082,900	188,752,398

KeyCorp	2,240,400	42,052,308

Regions Financial Corp.	4,389,300	67,024,611

Wells Fargo & Co.	2,477,640	143,405,803

		774,865,177
Beverages (2.1%)

Coca-Cola European Partners PLC (United Kingdom)	564,500	19,582,505

Dr. Pepper Snapple Group, Inc.	649,000	60,642,560

PepsiCo, Inc.	515,500	56,900,890

		137,125,955
Building products (0.8%)

Johnson Controls International PLC	1,304,463	54,709,178

		54,709,178
Capital markets (4.3%)

Charles Schwab Corp. (The)	2,232,700	90,223,407

Goldman Sachs Group, Inc. (The)	217,100	53,853,826

Invesco, Ltd.	749,500	24,126,405

KKR & Co. LP	2,705,000	48,771,150

State Street Corp.	805,280	64,188,869

		281,163,657
Chemicals (2.4%)

Air Products & Chemicals, Inc.	391,600	55,008,052

Dow Chemical Co. (The)	1,035,655	64,479,880

E. I. du Pont de Nemours & Co.	515,825	40,512,896

		160,000,828
Communications equipment (0.9%)

Cisco Systems, Inc.	1,744,650	59,632,137

		59,632,137
Consumer finance (0.9%)

Capital One Financial Corp.	584,900	54,898,714

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(F)(RES)(NON)	975,809	2,502,950

		57,401,664
Containers and packaging (1.2%)

Ball Corp.	529,300	38,919,429

Sealed Air Corp.	856,600	39,814,768

		78,734,197
Diversified financial services (0.9%)

Berkshire Hathaway, Inc. Class B(NON)	333,800	57,219,996

		57,219,996
Diversified telecommunication services (3.6%)

AT&T, Inc.	3,291,800	137,564,322

CenturyLink, Inc.(S)	732,800	17,777,728

Frontier Communications Corp.(S)	6,344,500	18,589,385

Verizon Communications, Inc.	1,259,670	62,517,422

		236,448,857
Electric utilities (4.0%)

American Electric Power Co., Inc.	561,700	37,617,049

Edison International	656,000	52,309,440

Exelon Corp.	1,201,000	44,088,710

NextEra Energy, Inc.	344,400	45,116,400

PG&E Corp.	593,900	39,642,825

PPL Corp.	1,112,136	41,015,576

		259,790,000
Energy equipment and services (0.6%)

Halliburton Co.	379,700	20,298,762

National Oilwell Varco, Inc.	474,300	19,171,206

		39,469,968
Equity real estate investment trusts (REITs) (3.2%)

American Tower Corp.(R)	280,700	32,221,553

Boston Properties, Inc.(R)	385,800	53,637,774

Equity Lifestyle Properties, Inc.(R)	725,800	57,788,196

Federal Realty Investment Trust(R)	190,700	26,837,211

Gaming and Leisure Properties, Inc.(R)	844,738	27,031,616

Park Hotels & Resorts, Inc.(NON)(R)	437,660	11,177,836

		208,694,186
Food and staples retail (0.7%)

CVS Health Corp.	536,100	43,198,938

		43,198,938
Food products (1.8%)

JM Smucker Co. (The)	417,278	59,140,811

Kraft Heinz Co. (The)	650,800	59,554,708

		118,695,519
Health-care equipment and supplies (2.3%)

Becton Dickinson and Co.	290,400	53,157,720

Danaher Corp.	547,000	46,795,850

Medtronic PLC	601,953	48,704,017

		148,657,587
Health-care providers and services (1.1%)

Cigna Corp.	493,000	73,407,700

		73,407,700
Hotels, restaurants, and leisure (0.7%)

Hilton Grand Vacations, Inc.(NON)	218,830	6,551,770

Hilton Worldwide Holdings, Inc.	729,433	41,723,568

		48,275,338
Household durables (0.4%)

PulteGroup, Inc.	1,186,000	26,151,300

		26,151,300
Independent power and renewable electricity producers (0.8%)

Calpine Corp.(NON)	2,058,165	24,101,112

NRG Energy, Inc.	1,589,800	26,327,088

		50,428,200
Industrial conglomerates (1.2%)

General Electric Co.	1,569,000	46,771,890

Honeywell International, Inc.	256,600	31,946,700

		78,718,590
Insurance (3.9%)

American International Group, Inc.	1,285,853	82,191,724

Assured Guaranty, Ltd.	1,707,700	70,203,547

Chubb, Ltd.	367,600	50,791,292

Hartford Financial Services Group, Inc. (The)	1,042,800	50,982,492

		254,169,055
Internet software and services (1.5%)

Alphabet, Inc. Class C(NON)	117,416	96,658,025

		96,658,025
IT Services (1.7%)

Computer Sciences Corp.	684,800	46,949,888

CSRA, Inc.	684,800	20,420,736

Fidelity National Information Services, Inc.	572,300	47,083,121

		114,453,745
Life sciences tools and services (0.8%)

Agilent Technologies, Inc.	1,062,200	54,490,860

		54,490,860
Machinery (0.2%)

Fortive Corp.	273,550	15,770,158

		15,770,158
Media (4.9%)

CBS Corp. Class B (non-voting shares)	688,800	45,405,696

Charter Communications, Inc. Class A(NON)	147,608	47,686,240

Comcast Corp. Class A	3,790,500	141,840,510

Liberty Global PLC Ser. C (United Kingdom)(NON)	843,300	29,591,397

Time Warner, Inc.	582,790	57,235,806

		321,759,649
Metals and mining (—%)

ArcelorMittal ADR (France)(NON)(S)	291,324	2,557,825

		2,557,825
Mortgage real estate investment trusts (REITs) (0.6%)

MFA Financial, Inc.(R)	4,963,005	39,803,300

		39,803,300
Multi-utilities (0.2%)

Ameren Corp.	252,000	13,781,880

		13,781,880
Oil, gas, and consumable fuels (8.7%)

Anadarko Petroleum Corp.	971,782	62,825,706

Cheniere Energy, Inc.(NON)	418,800	20,123,340

ConocoPhillips	1,876,600	89,269,862

EOG Resources, Inc.	581,900	56,438,481

Exxon Mobil Corp.	1,585,300	128,916,596

Marathon Oil Corp.	6,014,180	96,226,880

QEP Resources, Inc.(NON)	1,073,300	14,768,608

Total SA (France)	813,555	40,551,442

Valero Energy Corp.	899,700	61,134,615

		570,255,530
Personal products (1.3%)

Coty, Inc. Class A	1,662,554	31,222,764

Edgewell Personal Care Co.(NON)	702,000	51,835,680

		83,058,444
Pharmaceuticals (7.6%)

AstraZeneca PLC ADR (United Kingdom)(S)	2,207,200	64,582,672

Eli Lilly & Co.	1,978,900	163,872,709

Johnson & Johnson	1,183,770	144,668,532

Merck & Co., Inc.	1,099,300	72,410,891

Pfizer, Inc.	1,518,186	51,800,506

		497,335,310
Road and rail (0.9%)

Union Pacific Corp.	568,600	61,374,684

		61,374,684
Semiconductors and semiconductor equipment (3.6%)

Intel Corp.	1,965,200	71,140,240

NXP Semiconductor NV(NON)	601,800	61,871,058

Qualcomm, Inc.	590,900	33,374,032

Texas Instruments, Inc.	797,100	61,073,802

Versum Materials, Inc.(NON)	195,800	5,934,698

		233,393,830
Software (3.5%)

Dell Technologies, Inc. - VMware, Inc. Class V(NON)	225,539	14,319,471

Microsoft Corp.	2,966,700	189,809,466

Symantec Corp.	827,900	23,653,103

		227,782,040
Technology hardware, storage, and peripherals (1.5%)

Apple, Inc.	717,800	98,331,422

		98,331,422
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.	2,745,485	51,093,476

		51,093,476
Tobacco (2.6%)

Altria Group, Inc.	991,900	74,313,148

Philip Morris International, Inc.	910,750	99,590,513

		173,903,661
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)(S)	1,305,510	33,173,009

		33,173,009

Total common stocks (cost $4,635,425,867)		$6,402,607,597

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	13,426	$11,516,554

American Tower Corp. $5.50 cv. pfd.(R)	125,877	13,539,645

Arconic, Inc. $2.688 cv. pfd.	812,125	35,855,319

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.	169,029	10,691,084

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.	304,344	37,693,004

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(F)(RES)(NON)	2,664	6,833

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(F)(RES)(NON)	46,107	130,713

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(F)(RES)(NON)	67,016	307,000

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(F)(RES)(NON)	97,206	445,301

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(F)(RES)(NON)	50,539	249,713

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(F)(RES)(NON)	109,058	753,809

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(F)(RES)(NON)	824,290	2,114,304

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(F)(RES)(NON)	1,042,310	2,673,525

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(F)(RES)(NON)	3,199,825	8,199,776

Total convertible preferred stocks (cost $128,856,080)		$124,176,580

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. unsec. notes 5.00%, 5/1/17	$18,271,000	$18,271,000

Total convertible bonds and notes (cost $18,328,167)		$18,271,000

SHORT-TERM INVESTMENTS (1.7%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.76%(AFF)	20,742,859	$20,742,859

Putnam Cash Collateral Pool, LLC 0.97%(AFF)	89,924,550	89,924,550

Total short-term investments (cost $110,667,409)		$110,667,409

TOTAL INVESTMENTS

Total investments (cost $4,893,277,523)(b)		$6,655,722,586

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,573,486,802.
(b)	The aggregate identified cost on a tax basis is $4,891,878,680, resulting in gross unrealized appreciation and depreciation of $2,005,381,518 and $241,537,612, respectively, or net unrealized appreciation of $1,763,843,906.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,383,924, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$54,910,525	$283,780,884	$248,766,859	$175,543	$89,924,550
	Putnam Short Term Investment Fund**	261,811,109	46,580,860	287,649,110	176,285	20,742,859
	Totals	$316,721,634	$330,361,744	$536,415,969	$351,828	$110,667,409
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $89,924,550, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $86,168,417.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$496,809,634	$—	$—
Consumer staples	555,982,517	—	—
Energy	609,725,498	—	—
Financials	1,513,213,375	—	2,502,950
Health care	773,891,457	—	—
Industrials	576,621,985	—	—
Information technology	830,251,199	—	—
Materials	241,292,850	—	—
Real Estate	208,694,186	—	—
Telecommunication services	269,621,866	—	—
Utilities	324,000,080	—	—
Total common stocks	6,400,104,647	—	2,502,950
Convertible bonds and notes	—	18,271,000	—
Convertible preferred stocks	—	109,295,606	14,880,974
Short-term investments	20,742,859	89,924,550	—

Totals by level	$6,420,847,506	$217,491,156	$17,383,924

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017